                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                       SUPPLEMENT DATED AUGUST 31, 2015
                                      TO
                       THE PROSPECTUS DATED MAY 1, 2015

This supplement revises information in the prospectus dated May 1, 2015 (the "Prospectus") for the Preference Premier (offered on or after October 7, 2011) variable annuity contracts issued by Metropolitan Life Insurance Company. This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at Metropolitan Life Insurance Company, Attn:
Fulfillment Unit - Preference Premier, PO Box 10342, Des Moines, IA 50306-0342 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

As of August 31, 2015, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") will be available for purchase in New York State. The GLWB in New York State is as described in the Prospectus, with the following differences:

1. MINIMUM ISSUE AGE

You may purchase the GLWB optional benefit if You are at least age 60 and not older than age 85 on the effective date of your Contract.

2. GLWB RATE TABLE

The GLWB Rate Table for each of FlexChoice Level and FlexChoice Expedite is as follows:

FLEXCHOICE LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

  DATE      DATE           ROLLUP RATE   LIFETIME                         GLWB WITHDRAWAL RATE    GLWB LIFETIME GUARANTEE RATE
  FIRST     LAST    ROLLUP PERIOD END   WITHDRAWAL                       (WHEN ACCOUNT VALUE IS    (WHEN ACCOUNT VALUE IS
AVAILABLE AVAILABLE  RATE     DATE         AGE     MINIMUM SPOUSAL AGE      GREATER THAN $0)           REDUCED TO $0)
------------------------------------------------------------------------------------------------------------------------------
                                                                         AGE AT 1/ST/  WITHDRAWAL  SINGLE     JOINT LIFETIME
08/31/15     --     5.00%    10/th/       59 1/2   Your Spouse's Date    WITHDRAWAL       RATE    LIFETIME      GUARANTEE
                            Contract               of Birth may not be    AFTER AGE               GUARANTEE        RATE
                           Anniversary             more than 4 years       59 1/2                   RATE
                                                   after your Date of   ------------------------------------------------------
                                                                        59 1/2 to less    4.00%     4.00%          3.00%
                                                                           than 65
                                                                        ------------------------------------------------------
                                                                          65 to less      5.00%     5.00%          3.60%
                                                                           than 75
                                                                        ------------------------------------------------------
                                                                          75 to less      5.25%     5.25%          4.25%
                                                                           than 80
                                                                        ------------------------------------------------------
                                                                             80+          5.75%     5.75%          4.75%


                                                                 SUPP-MPPNY0815

FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

  DATE      DATE           ROLLUP RATE   LIFETIME                        GLWB WITHDRAWAL RATE
  FIRST     LAST    ROLLUP PERIOD END   WITHDRAWAL  MINIMUM SPOUSAL     (WHEN ACCOUNT VALUE IS
AVAILABLE AVAILABLE  RATE     DATE         AGE            AGE              GREATER THAN $0)
-------------------------------------------------------------------------------------------------
                                                                        AGE AT 1/ST/  WITHDRAWAL
                                                                         WITHDRAWAL      RATE
                                                                         AFTER AGE
                                                                           59 1/2

                                                                       --------------------------

                                                                       59 1/2 to less   5.00%
08/31/15     --     5.00%    10/th/       59 1/2     Your Spouse's        than 65
                            Contract               Date of Birth may   -              -
                           Anniversary              not be more than
                                                   4 years after your    65 to less     6.00%
                                                     Date of Birth.       than 75
                                                                       -              -

                                                                         75 to less     6.00%
                                                                          than 80
                                                                       -              -

                                                                            80+         6.75%


 MINIMUM SPOUSAL      GLWB LIFETIME GUARANTEE RATE
       AGE          (WHEN ACCOUNT VALUE IS REDUCED TO $0)
---------------------------------------------------------
                      AGE WHEN       SINGLE      JOINT
                       ACCOUNT      LIFETIME   LIFETIME
                      VALUE IS      GUARANTEE  GUARANTEE
                     REDUCED TO       RATE       RATE
                        ZERO
                    -------------------------------------
                    79 or younger     3.00%      2.00%
                    -------------------------------------
  Your Spouse's     80 or older       3.25%      2.25%
Date of Birth may   -------------------------------------
 not be more than   79 or younger     4.00%      3.00%
4 years after your  -------------------------------------
  Date of Birth.    80 or older       4.25%      3.25%
                    -------------------------------------
                    79 or younger     4.00%      3.00%
                    -------------------------------------
                    80 or older       4.25%      3.25%
                    -------------------------------------
                    79 or younger      N/A        N/A
                    -------------------------------------
                    80 or older       5.00%      4.00%

3. ANNUAL BENEFIT PAYMENT

The following bullet is added after the fifth bullet under "It is important to note" in the section "Operation of the GLWB - Annual Benefit Payment":

    . IN NEW YORK STATE ONLY: You may elect to receive the commuted value of lifetime payments in a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to You (and will not be less than the minimum amount required in New York State), not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the Contract and all obligations of the Company.

4. GLWB DEATH BENEFIT

The GLWB Death Benefit is not available for purchase.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-638-7732

                                                                 SUPP-MPPNY0815

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